Financial Instruments (Narrative) (Details)	3 Months Ended		9 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) Customer	Dec. 31, 2022 USD ($) Customer	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	$ 329,743		$ 329,743
Allowance for credit losses of promissory note receivable	131,089		131,089		$ 139,370	$ 0
Impairment related to finance lease	423,267	$ 0	423,267	$ 0
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	329,743		329,743
Allowance for credit losses of promissory note receivable	131,089		131,089		$ 139,370	$ 0
Impairment related to finance lease	423,267		$ 423,267
Credit risk [Member] | Two Customers [Member]
Disclosure of detailed information about financial instruments [line items]
Number of customers | Customer				2
Percentage of the entity's accounts receivable				53.00%
Credit risk [Member] | Three Customers [Member]
Disclosure of detailed information about financial instruments [line items]
Number of customers | Customer			3
Percentage of the entity's accounts receivable			49.30%
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [line items]
Operating line of credit	$ 8,000,000		$ 8,000,000
Market risk [Member]
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate	0.7561		0.7561		0.7389
Percentage of change in exchange rate			10.00%
Comprehensive loss due to change in exchange rate	$ 190,500		$ 190,500